Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Stock by Class
ASML's authorized share capital amounts to €126.0 million and is divided into:

Type of shares	Amount of shares	Nominal value	Votes per share
Cumulative preference shares	700,000,000	€0.09 per share	9
Ordinary shares	699,999,000	€0.09 per share	9
Ordinary shares B	9,000	€0.01 per share	1
The issued and fully paid up ordinary shares with a nominal value of €0.09 each were as follows:

Year ended December 31	2019	2020	2021
Issued ordinary shares with nominal value of €0.09	419,810,706	416,514,034	402,601,613
Issued ordinary treasury shares with nominal value of €0.09	5,848,998	2,983,454	3,873,663
Total issued ordinary shares with nominal value of €0.09	425,659,704	419,497,488	406,475,276

Accelerated Share Repurchases
The following table provides a summary of shares repurchased by ASML in 2021:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased under programs	Maximum value of shares that may yet be purchased (€ millions)
January 21 - 31, 2021	495,533	455.68	495,533	4,566.7
February 1 - 28, 2021	1,360,410	474.24	1,855,943	3,921.6
March 1 - 31, 2021	1,580,604	469.40	3,436,547	3,179.6
April 1 - 30, 2021	1,128,123	537.04	4,564,670	2,573.8
May 1 - 31, 2021	1,240,714	528.93	5,805,384	1,917.5
June 1 - 30, 2021	1,204,128	570.95	7,009,512	1,230.0
July 1 - 31, 2021	1,178,129	603.46	8,187,641	8,726.6
August 1 - 31, 2021	1,274,521	674.28	9,462,162	7,867.2
September 1 - 30, 2021	1,188,430	723.11	10,650,592	7,007.8
October 1 - 31, 2021	1,237,721	658.97	11,888,313	6,192.2
November 1 - 30, 2021	1,393,794	726.43	13,282,107	5,179.7
December 1 - 23, 2021	1,076,731	687.26	14,358,838	4,439.7
Total	14,358,838	596.17